Operating Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Future minimum lease payments	At December 31, 2013, obligations to make future minimum lease payments were as follows:

2014	$8.9
2015	7.1
2016	5.0
2017	4.7
2018	4.3
2019 and thereafter	7.3
Total minimum lease payments	$37.3